Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	3 Months Ended	6 Months Ended						12 Months Ended
	Dec. 31, 2022 EUR (€) CHF (SFr)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€) USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 136,001,000	€ 111,826,000			€ 209,115,000			€ 136,001,000					€ 258,756,000
Euros equivalent to USD or CHF	0.9847	1	1.0866	0.9788	1	1.0387	1	1.0666
Denominated in USD
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 32,057,000	€ 23,793,000						€ 32,057,000	$ 25,853,000		$ 34,192,000
Expenses | $			$ 9,045,000			$ 7,562,000
Denominated In C H F
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,358,000	463,000						2,358,000		SFr 453,000		SFr 2,321,000
Expenses | SFr				SFr 3,045,000
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	32,057,000	23,793,000						32,057,000
Expenses		8,324,000			€ 7,280,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	35,619,000	26,436,000						35,619,000
Expenses		9,249,000			8,089,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	29,143,000	21,630,000						29,143,000
Expenses		7,567,000			€ 6,618,000
Ten Percent Increase Decrease In C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,357,000	463,000						2,357,000
Expenses		3,111,000
Ten Percent Increase Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,618,000	514,000						2,618,000
Expenses		3,457,000
Ten Percent Decrease Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 2,142,000	421,000						€ 2,142,000
Expenses		€ 2,828,000